COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain equipment and premises under various operating leases. Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2012	$901
2013	500
2014	308
2015	288
2016	263
$2,260

Rent expense for the years ended December 31, 2011, 2010 and 2009 is $2,215, $1,838 and $1,875, respectively.

Letters of Credit and Guarantees

As of December 31, 2011, the Company has approximately $274 in outstanding letters of credit. Such letters of credit are being secured by $274 in restricted cash with a commercial bank (see Note 2).

As of December 31, 2011, the Company has €63 ($81 as of December 31, 2011) in outstanding guarantees on its line of credit arrangement in Europe(see Note 7).

Legal Proceedings

United States Transportation Security Administration

In February 2002, the Company was awarded a security services contract (the "TSA Contract") by the TSA to continue to provide security services in all its current airport locations until the earlier of either the completed transition of these security services on an airport-by-airport basis to the TSA or November 2002. In accordance with the terms of the TSA Contract, the United States Federal government provided the Company with a non-interest bearing advance payment of approximately $26,000, of which the Company had repaid $11,700. The amount due from the TSA with respect to services provided under the TSA Contract was $17,300. The Company had reflected the net amount due from the TSA of $3,000 on its consolidated balance sheet.

In December 2010, the Company entered into a settlement agreement with the TSA whereby both parties agreed to withdraw all claims and contractual rights, including the ability to seek further compensation, from one another. As a result of the settlement arrangement, the Company wrote off the $3,000 receivable from the TSA and recognized a settlement loss of $3,000. The settlement loss is shown net of a $1,545 gain recognized on the Company's settlement with the DOL on the accompanying statement of operations.

United States Department of Labor

The DOL finalized its audit of the pay rates used to compensate employees for services rendered pursuant to the TSA Contract in 2003. The DOL concluded that in certain instances, employees had not been paid the correct base rate, fringe benefits, vacation and holiday pay resulting in a penalty of $7,100. In 2007, the Company reached a settlement with the DOL with respect to this claim and agreed to pay them $3,000, which was expected to be paid with the proceeds received from any settlement with the TSA.

In December 2010, the Company entered into a settlement arrangement with the DOL whereby the DOL agreed to reduce the amount of the liability to $1,500, but retained the right to reinstate the amount owed back to $3,000 if the Company becomes delinquent on any of its scheduled payment obligations (see Note 10). The settlement gain is shown net of a $3,000 loss recognized on the Company's settlement with the TSA on the accompanying statement of operations.

September 11, 2001 Terrorist Attacks

As a result of the September 11, 2001 terrorist attacks, numerous lawsuits charging the Company with wrongful death and/or property damage were commenced in the United States District Court, Southern District of New York (the "Court"), resulting from certain airport security services provided by the Company for United Flight 175 out of Logan Airport in Boston, Massachusetts.

All the wrongful death personal injury cases have been settled or dismissed at no cost to the Company because the payments were covered by the Company's insurance. The settlements were approved by the Court, but because of disputes with respect to the estate of one decedent, that matter currently is on appeal to the Second Circuit Court of Appeals.

All but two of the property loss cases also have been settled at no cost to the Company, because the payments were covered by the Company's insurance. Two of the property loss cases remain pending against, among others, the Company. The defendants are hopeful that the remaining property loss cases will be dismissed shortly, but the result is expected to be appealed by the plaintiffs.

In any event, the Company has already paid the limits of its liability insurance in settlement costs. The Company contends that a federal statute passed after the events of September 11, 2001 protects it from having to make any further monetary payments, regardless of whether it is found liable in any of the remaining cases.

Former Employee Claims

The Company is subject to wrongful termination claims made by certain former employees of one of its European subsidiaries. The aggregate amount of such claims is approximately $620. At the present time, the Company is not able to determine the likelihood of an unfavorable outcome or estimate a range of potential loss related to these matters.

Audiovisual-Washington, Inc.

In September 2005, Avitecture, Inc. (a/k/a Audiovisual-Washington, Inc.) ("Avitecture") filed a Demand for Arbitration and Mediation against one of the Company's subsidiaries in the United States with the American Arbitration Association in Somerset, New Jersey. The Demand for Arbitration alleged that the subsidiary owed Avitecture $222 for audio, video and control systems. The case was decided against the Company's subsidiary in an arbitration proceeding, which resulted in an award to Avitecture of $200. The arbitrator's decision was affirmed by the Superior Court of New Jersey in May 2007 and the Appellate Court in February 2008. In 2009, as a result of the Company's entertainment segment being liquidated, the $200 previously accrued by the Company was written off and recognized in income (loss) from discontinued operations (see Note 3).

Turner Construction Company

In November 2005, Turner Construction Company ("Turner") filed a Demand for Arbitration and Mediation against one of the Company's subsidiaries in the United States with the American Arbitration Association in Somerset, New Jersey. The Demand for Arbitration alleged that pursuant to a written agreement dated October 2003, the subsidiary owed Turner $948 for work and/or services performed. In an arbitration proceeding, the arbitrator awarded Turner $956 plus interest. This award was affirmed on appeal. In 2009, as a result of the Company's entertainment segment being liquidated, the $956 previously accrued by the Company was written off and recognized in income (loss) from discontinued operations (see Note 3).

Landlord Claims

Two of the Company's subsidiaries have been sued by their former landlord (which is the same entity for both properties) alleging breach of their respective leases. The former landlord was seeking unpaid rent for the entire terms of the leases for $2,600 in Atlantic City, New Jersey and $3,700 in Baltimore, Maryland, plus legal fees. In January 2008, a judgment of $2,600 was awarded in favor of the former landlord. In July 2009, the Company entered into a settlement arrangement with the former landlord to resolve all disputes between the parties related to the unpaid rent obligations and agreed to pay $2,600 to the former landlord in four equal installments during 2009 and 2010 (See Note 3).

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Bonus Contingency

The manager of one of the Company's European subsidiaries is entitled to receive a bonus payment equivalent to 8% of the proceeds received by the Company upon the successful sale of the subsidiary (see Note 17).

Consulting and Services Agreements

In December 2010, the Company entered into a consulting agreement with a former managing director. The agreement obligates the Company to a monthly consulting fee of $18 until December 31, 2013.

In May 2011, the Company entered into a services agreement to outsource the performance of certain of its back-office operations in the United States, including payroll, billing, accounts receivable administration, accounts payable administration and other general accounting services. Pursuant to the terms of this arrangement, the Company will incur no less than $375 in annual fees associated with these services. The agreement is for an initial term of two years and can be extended for an additional period of one year at the option of the Company. In connection with the execution of this agreement, the Company also provided the service provider with the right of first refusal in connection with any potential sale of the Company's operations in the United States over the term of the services agreement.

Future minimum payments under consulting and services agreements are as follows:

Year ending
December 31,	Services	Consulting	Total

2012	$375	$216	$591
2013	125	216	341
	$500	$432	$932